Subsequent Events (Details 3) - Expected - Subsequent event $ / shares in Units, $ in Millions	Sep. 08, 2015 USD ($) director $ / shares shares
Common Stock
Subsequent Events
Reverse stock split ratio (as a percent)	0.03333
Series A Preferred Stock
Subsequent Events
Par value (in dollars per share)	$ 0.10
Dividend rate (as a percent)	10.00%
Number of existing directors remaining following closing | director	3
Conversion price (in dollars per share)	$ 11.10
Private placement | Series A Preferred Stock
Subsequent Events
Shares issued (in shares) | shares	50,000
Aggregate amount | $	$ 50